Segment reporting	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
On 1 June 2020, AB InBev divested CUB, its Australian subsidiary, to Asahi (refer to Note 21
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
). Since the results of the Australian operations represented a separate major line of business, these were accounted for as discontinued operations (“profit from discontinued operations”) up to 31 May 2020.
All figures in the tables below are stated in million US dollar, except volume (million hls).

	North America			Middle Americas			South America			EMEA			Asia Pacific
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Volume	107	107	108	141	121	134	157	144	140	87	76	86	88	82	93

Revenue	16 257	15 622	15 488	12 541	10 032	11 912	9 494	8 092	9 790	8 032	6 835	7 911	6 848	5 648	6 544

Profit from operations	5 110	5 147	5 341	4 888	3 885	5 384	2 305	2 350	3 094	1 472	(1 722)	1 746	1 569	1 062	1 598

Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operations
Profit from discontinued operations
Profit/(loss)

Segment assets (non-current)	63 722	63 765	63 725	67 516	72 331	76 168	12 917	12 348	13 452	34 098	35 578	39 442	13 453	13 845	13 450
Gross capex	868	646	679	1 307	829	1 286	1 154	727	1 063	1 051	768	1 208	605	508	626
FTE	19 691	20 281	20 040	51 969	48 751	52 412	42 209	40 630	41 603	22 215	22 357	23 804	26 095	26 510	29 482

	Global Export and Holding companies			AB InBev Worldwide
	2021	2020	2019	2021	2020	2019
Volume	2	1	1	582	531	561

Revenue	1 133	652	685	54 304	46 881	52 329

Profit from operations	(1 520)	(1 103)	(1 064)	13 824	9 620	16 098

Net finance income/(cost)				(5 609)	(7 697)	(3 473)
Share of results of associates and joint ventures				248	156	152
Income tax expense				(2 350)	(1 932)	(2 786)

Profit from continuing operations				6 114	147	9 990

Profit from discontinued operations				—	2 055	424

Profit/(loss)				6 114	2 202	10 414

Segment assets (non-current)	1 973	2 024	1 597	193 678	199 891	207 834
Gross capex	655	303	312	5 640	3 781	5 174
FTE	7 160	5 166	4 574	169 339	163 695	171 915
For the year ended 31 December 2021, net revenue from the beer business amounted to
49 333
m US dollar (31 December 2020:
43 044
m US dollar; 31 December 2019:
47 984
m US dollar) while the net revenue from the
non-beer
business (soft drinks and other business) accounted for 4 971m US dollar (31 December 2020: 3 837m US dollar; 31 December 2019: 4 345m US dollar). Additionally, for the year ended 31 December 2021, net revenue from the company’s business in the United States amounted to 14 259m US dollar (31 December 2020: 13 815m US dollar; 31 December 2019: 13 693m US dollar) and net revenue from the company’s business in Brazil amounted to 6 500m US dollar (31 December 2020: 5 868m US dollar; 31 December 2019: 7 277m US dollar).
On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 623m US dollar (31 December 2020: 501m US dollar; 31 December 2019: 668m US dollar) and non-current
assets located in the country of domicile represented 2 457m US dollar (31 December 2020: 2 496m US dollar; 31 December 2019: 2 215m US dollar).